General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses.
Schedule of general and administrative expenses

In € thousand	2021	2020	2019
Share listing expense	111,109	—	—
Professional services	70,380	8,483	2,615
Salaries and social security	35,395	20,926	8,057
IT and communication expense	12,391	2,255	1,545
Depreciation/amortization	1,870	1,289	896
Insurances	1,698	73	118
HR related expenses (training, recruitment)	1,617	1,026	357
Other administrative expenses	4,633	1,354	1,849
Total administrative expenses	239,093	35,406	15,437